Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 384	€ 293
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	182	174
Central & Eastern Europe [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	30	34
Asia [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	33	31
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	54	€ 54
The Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 85